Average Annual Total Returns{- Fidelity International Bond Index Fund} - 12.31 Fidelity International Bond Index Fund PRO-06 - Fidelity International Bond Index Fund	Fidelity International Bond Index Fund Return Before Taxes Past 1 year	Fidelity International Bond Index Fund Return Before Taxes Since Inception		Fidelity International Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity International Bond Index Fund After Taxes on Distributions Since Inception		Fidelity International Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Bond Index Fund After Taxes on Distributions and Sales Since Inception		IXYYF Past 1 year	IXYYF Since Inception
Total	4.33%	2.56%	[1]	4.01%	2.24%	[1]	2.56%	1.82%	[1]	4.36%	2.85%	[1]

[1]	(a)From October 10, 2019